SUBSEQUENT EVENTS (Details Narrative) - USD ($)													1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 30, 2026	Aug. 18, 2026	Aug. 17, 2026	Jul. 27, 2026	Jul. 13, 2026	Jun. 30, 2026	Mar. 30, 2026	Mar. 06, 2026	Jan. 31, 2026	Jan. 05, 2026	Jan. 02, 2026	Aug. 27, 2025	Aug. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 02, 2026	May 22, 2026	Mar. 31, 2026	Jul. 31, 2025	Jan. 23, 2025	Oct. 23, 2024	Sep. 25, 2024	Jul. 31, 2024	Jan. 31, 2024	Aug. 15, 2023	Jul. 31, 2022	Jul. 31, 2021
SubsequentEvenLineItem [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.01										$ 0.01		$ 0.01		$ 0.01					$ 0.01				$ 0.01
Common stock, shares authorized						400,000,000										400,000,000		400,000,000		400,000,000					400,000,000				400,000,000
Series Seed-I preferred stock						1,000,000										1,000,000		1,000,000		1,000,000					1,000,000
Deposits																				$ 6,000					$ 3,000				$ 25,000
Gravitics Inc [Member]
SubsequentEvenLineItem [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.00001										$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares authorized						32,620,000			27,004,445						27,004,445	32,620,000		32,620,000		19,841,878	19,841,878		32,620,000	27,004,445						19,841,878
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price						$ 0.72										$ 0.72		$ 0.72		$ 0.30	$ 0.37
Service Provider Warrants																17,423,605	12,648,840	17,423,605	12,648,840	12,269,949	12,548,844
Gross profit															$ 4,900,000
Authorized shares of capital stock									37,188,608						37,188,608									37,188,608						25,853,696
Series Seed-I preferred stock						10,118,115			10,184,163						10,184,163	10,118,115		10,118,115		6,011,819			10,118,115	10,184,163						6,011,819
Preferred stock, shares outstanding						10,118,115										10,118,115		10,118,115
Liabilities																				$ 10,100,000
Promissory notes and accrued interest							$ 600,000	$ 600,000												600,000
Convertible promissory note liabilities																				5,739,000
Promissory notes and accrued interest																				111,800,000	$ 30,600,000
Convertible promissory note																				5,700,000
Deferred financing costs																$ 200,000		$ 200,000
Financing costs																				$ 300,000
Gravitics Inc [Member] | Furniture and Fixtures [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets																				7 years
Gravitics Inc [Member] | Office Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets																				5 years
Gravitics Inc [Member] | Computer Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets																				5 years
Gravitics Inc [Member] | Warrant [Member]
SubsequentEvenLineItem [Line Items]
Common stock warrants outstanding						1,251,448										1,251,448		1,251,448
Gravitics Inc [Member] | Penny Warrants [Member]
SubsequentEvenLineItem [Line Items]
Common stock warrants outstanding						255,706										255,706		255,706
Gravitics Inc [Member] | Service Provider Warrants [Member]
SubsequentEvenLineItem [Line Items]
Common stock warrants outstanding						995,742										995,742		995,742
Gravitics Inc [Member] | Minimum [Member] | Tools Machinery and Other Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets																				3 years
Gravitics Inc [Member] | Maximum [Member] | Tools Machinery and Other Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets																				5 years
Gravitics Inc [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Number of shares issued														2,240,041	337,540
Conversion price per share									$ 4.89					$ 4.89	$ 4.89									$ 4.89
Gross proceeds														$ 10,900,000	$ 1,700,000
Gravitics Inc [Member] | Series A-I [Member]
SubsequentEvenLineItem [Line Items]
Common stock, shares authorized									27,004,445						27,004,445									27,004,445
Authorized shares of capital stock									37,188,608						37,188,608									37,188,608
Series Seed-I preferred stock									4,073,456						4,073,456									4,073,456
Gravitics Inc [Member] | Series A-I [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share							$ 7.44		$ 4.89					$ 4.89	$ 4.89
Preferred stock, shares outstanding									1,373,131					1,373,131	1,373,131
Gravitics Inc [Member] | Series A-I [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share								$ 4.89
Preferred stock, shares outstanding							122,744	122,744
Gravitics Inc [Member] | Series A-I Closing [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock						10,118,115			10,184,163						10,184,163	10,118,115		10,118,115						10,184,163
Gravitics Inc [Member] | Series A-II [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock									738,035						738,035									738,035
Gravitics Inc [Member] | Series A-II [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share									$ 4.75					$ 4.75	$ 4.75
Preferred stock, shares outstanding									738,035					738,035	738,035
Gravitics Inc [Member] | Series A-III [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock									1,121,204						1,121,204									1,121,204
Gravitics Inc [Member] | Series A-III [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share																				$ 4.60
Gravitics Inc [Member] | Series A III Redeemable Convertible Preferred Stock [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share								$ 4.60
Preferred stock, shares outstanding							1,121,204	1,121,204
Gravitics Inc [Member] | Service Provider Warrants [Member]
SubsequentEvenLineItem [Line Items]
Service Provider Warrants																958,920		958,920
Frost Gamma Investments Trust [Member]
SubsequentEvenLineItem [Line Items]
Maturity date						Sep. 30, 2026
Frost Gamma Investments Trust [Member] | Promissory Note [Member]
SubsequentEvenLineItem [Line Items]
Debt instrument face amount												$ 120,000								$ 470,000						$ 120,000	$ 120,000	$ 120,000			$ 200,000	$ 75,000	$ 75,000
Interest rate percentage						11.00%										11.00%		11.00%
Maturity date						Jun. 30, 2026
Subsequent Event [Member]
SubsequentEvenLineItem [Line Items]
Stockholders' Equity, Reverse Stock Split				1-for-150
Common Stock, Par or Stated Value Per Share				$ 0.01
Common stock, shares authorized				400,000,000
Maturity date											Jun. 30, 2026	Jan. 05, 2026
Subsequent Event [Member] | Gravitics Inc [Member]
SubsequentEvenLineItem [Line Items]
Debt instrument face amount			$ 1,000,000.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price		$ 11,292			$ 2,155,771
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price					$ 4.28
Unsecured debt			$ 500,000
Legal fees		$ 1,000,000.0
Line of credit facility description			Amounts advanced under the note bear an original issue discount equal to 50% of the principal amount of each tranche for each 30-day period, together with interest at a rate of 4.0% per 30-day period calculated on a simple, non-compounding basis on the original principal amount of each tranche. The original issue discount for each period is earned in full on the first day of that period and is not refundable upon early repayment. From and including the 61st day following the funding date, an additional default premium of 3.0% per 30-day period accrues automatically, resulting in an aggregate rate of 7.0% per 30-day period from that date. As the full $1.0 million facility was advanced on August 18, 2026, the amount payable upon repayment at the 60-day maturity date is approximately $2.1 million, with the amount payable increasing for periods thereafter. The note is unsecured, ranks pari passu with the Company’s other unsecured indebtedness, and contains no conversion right or equity participation in favor of the lender
Gross profit															$ 4,900,000
Promissory notes and accrued interest								$ 600,000
Promissory notes and accrued interest									$ 600,000
Subsequent Event [Member] | Gravitics Inc [Member] | Minimum [Member]
SubsequentEvenLineItem [Line Items]
Number of common stock reserved for issuance under the plan									3,546,000						3,546,000
Subsequent Event [Member] | Gravitics Inc [Member] | Maximum [Member]
SubsequentEvenLineItem [Line Items]
Number of common stock reserved for issuance under the plan									5,381,207						5,381,207
Subsequent Event [Member] | Gravitics Inc [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Number of shares issued														2,240,041	337,540
Conversion price per share									$ 4.89					$ 4.89	$ 4.89
Gross proceeds														$ 10,900,000	$ 1,700,000
Conversion of stock															122,744
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-I [Member]
SubsequentEvenLineItem [Line Items]
Common stock, shares authorized									27,000,000						27,000,000
Authorized shares of capital stock									37,179,718						37,179,718
Series Seed-I preferred stock									4,073,456						4,073,456
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-I [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share									$ 4.89						$ 4.89
Preferred stock, shares outstanding									1,373,131						1,373,131
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-I [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share								$ 4.89
Preferred stock, shares outstanding								122,744
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-I Closing [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock									10,179,718						10,179,718
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-II [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock									738,035						738,035
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-II [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share									$ 4.75						$ 4.75
Preferred stock, shares outstanding									738,035						738,035
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-III [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock									1,116,759						1,116,759
Subsequent Event [Member] | Gravitics Inc [Member] | Series A III Redeemable Convertible Preferred Stock [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share								$ 4.60
Preferred stock, shares outstanding								1,121,204
Subsequent Event [Member] | Gravitics Inc [Member] | Series A Three Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share									$ 4.60						$ 4.60
Conversion of stock															1,121,204
Subsequent Event [Member] | Gravitics Inc [Member] | Service Provider Warrants [Member]
SubsequentEvenLineItem [Line Items]
Service Provider Warrants													958,920
Warrants exercise price													$ 0.01
Subsequent Event [Member] | Frost Gamma Note [Member]
SubsequentEvenLineItem [Line Items]
Debt instrument face amount											$ 100,000,000	$ 25,000,000
Interest rate percentage											11.00%	11.00%
Subsequent Event [Member] | Director [Member]
SubsequentEvenLineItem [Line Items]
Owns in excess of common stock percentage	10.00%
Subsequent Event [Member] | Board of Directors Chairman [Member]
SubsequentEvenLineItem [Line Items]
Owns in excess of common stock percentage	10.00%
Subsequent Event [Member] | Frost Gamma Investments Trust [Member] | Promissory Note [Member]
SubsequentEvenLineItem [Line Items]
Debt instrument face amount											$ 100,000.00
Debt instrument beneficially rate																						10.00%
Interest rate percentage										11.00%	11.00%
Maturity date										Jun. 30, 2026	Jun. 30, 2026
Subsequent Event [Member] | 2021 Frost Gamma Note [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount	$ 75,000
Subsequent Event [Member] | 2021 Hsiao Note [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount	75,000
Subsequent Event [Member] | 2022 Frost Gamma Note [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount	75,000
Subsequent Event [Member] | 2022 Hsiao Note [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount	$ 75,000